[EATON VANCE LOGO]
[PHOTO OF STATUE OF LIBERTY]

SEMIANNUAL REPORT JUNE 30, 2002

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

[PHOTO OF WALL STREET]

[PHOTO OF TAX FORM AND CALCULATOR]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

INVESTMENT UPDATE

[PHOTO OF DUNCAN W. RICHARDSON, PORTFOLIO MANAGER]

INVESTMENT ENVIRONMENT

- The first half of 2002 saw a disconnect between improving U.S. economic conditions and a sinking domestic stock market. In the first quarter, real Gross Domestic Product in the U.S. grew at an annualized rate of 5.0%, as the economy snapped back from the weak conditions of late 2001. Second quarter growth, while slower, gave evidence that an economic recovery may be underway.

- In contrast, U.S. equity markets were very weak during the first half of 2002, with no major indexes ending the period with positive returns. High stock valuations, geopolitical uncertainties, the collapse of the tech/telecom investment bubble, and a crisis of confidence in American business and financial institutions all contributed to the decline during the first half of 2002, especially in the second quarter. In general, growth stocks underperformed value stocks during the period and large-cap stocks underperformed small-cap stocks.

THE FUND

THE PAST SIX MONTHS

- During the six months ended June 30, 2002, the Funds Class A shares had a total return of -11.09%.(1) This return was the result of a decrease in net asset value (NAV) to $18.76 on June 30, 2002 from $21.10 on December 31, 2001.

- The Funds Class B shares had a total return of -11.40%(1) during the period, the result of a decrease in NAV to $17.96 from $20.27.

- The Funds Class C shares had a total return of -11.41%(1) during the period, the result of a decrease in NAV to $17.24 from $19.46.

- The Funds Class I shares had a total return of -11.01%(1) during the period, the result of a decrease in NAV to $8.89 from $9.99.

- The Funds Class S shares had a total return of -11.06%(1) during the period, the result of a decrease in NAV to $18.81 from $21.15.

- For comparison, during the six months ended June 30, 2002, the S&P 500, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of -13.15%.(2) Over this period, the average return of the funds in the Lipper Large Cap Core Classification was -13.68%.(2)

MANAGEMENT DISCUSSION

- Tax-Managed Growth Portfolio outperformed both the S&P 500 and its Lipper peer group for the difficult six months ended June 30, 2002.(2) The Portfolio maintained an overweighted stance in the consumer discretionary and consumer staples sectors, both of which fared better than the broader market during the period. Management gradually reduced weightings in health care, especially in biotechnology and pharmaceutical stocks, in the first half of 2002.

- The Portfolios emphasis on industrial company investments, especially in the air freight and aerospace defense areas, helped relative performance. Lack of earnings visibility reinforced our cautious stance on telecommunications and information technology. Our belief that valuations were excessive in these sectors of the market was proven correct, as demonstrated by the sharp decline of the tech and telecomladen Nasdaq Composite Index.(2)

- We continue to view some sectors as overvalued and have emphasized stocks we believe are of good quality and reasonably valued. We remain positive on the long-term outlook for a broad range of stocks that are held by the Portfolio, as we expect earnings visibility to improve with economic recovery.


- In these conditions, our risk-management strategy and disciplined investment processes provide an attractive way to maintain exposure to U.S. equities. Our rigorous fundamental research will help us to identify investments that we believe will serve investors well over the longer term.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF JUNE 30, 2002

PERFORMANCE(3)      CLASS A  CLASS B  CLASS C   CLASS I     CLASS S
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year            -14.38%  -15.04%  -15.03%   -13.77%     -14.30%
Five Years            6.09     5.30     5.17      N.A.        N.A.
Life of Fund+        10.63     9.81     9.65     -3.85       -2.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year            -19.31%  -19.29%  -15.88%   -13.77%     -14.30%
Five Years            4.85     4.98     5.17      N.A.        N.A.
Life of Fund+         9.59     9.81     9.65     -3.85       -2.86

TEN LARGEST HOLDINGS(4)
-----------------------

American International Group, Inc.            2.3%
PepsiCo., Inc.                                1.7
Johnson & Johnson Co.                         1.6
Lowe's Companies                              1.6
General Dynamics Corp.                        1.5
Home Depot, Inc. (The)                        1.3
United Parcel Service, Inc. Class B 1.2
Pfizer, Inc.                                  1.2
Coca-Cola Company (The)                       1.2
Abbott Laboratories                           1.2

+Inception Dates - Class A and Class B: 3/28/96; Class C:8/2/96; Class I:
7/2/99; Class S: 5/14/992

(1) These returns do not include the 5.75% maximum sales charge for the Funds Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class Ihas no sales charge. (2) It is not possible to invest directly in an Index or a Lipper Classification. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects the 1% CDSC. (4) Ten largest holdings accounted for 14.8% of the Portfolios net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE

AFTER-TAX PERFORMANCE
AS OF JUNE 30, 2002

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's returns.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                       ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                     -14.38%        6.09%     10.63%
Return After Taxes on Distributions     -14.38%        6.06%     10.61%
Return After Taxes on Distributions      -8.75%        4.97%      8.89%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS A)

                                        ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                     -19.31%        4.85%     9.59%
Return After Taxes on Distributions     -19.31%        4.82%     9.57%
Return After Taxes on Distributions     -11.76%        3.93%     7.99%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                       ONE YEAR     FIVE YEARS  LIFE OF FUND
Return Before Taxes                     -15.04%        5.30%     9.81%
Return After Taxes on Distributions     -15.04%        5.30%     9.81%
Return After Taxes on Distributions      -9.16%        4.33%     8.19%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS B)

                                       ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                     -19.29%        4.98%     9.81%
Return After Taxes on Distributions     -19.29%        4.98%     9.81%
Return After Taxes on Distributions     -11.75%        4.06%     8.19%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                       ONE YEAR     FIVE YEARS  LIFE OF FUND
Return Before Taxes                     -15.03%        5.17%     9.65%
Return After Taxes on Distributions     -15.03%        5.17%     9.65%
Return After Taxes on Distributions      -9.16%        4.21%     8.04%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS C)

                                       ONE YEAR     FIVE YEARS  LIFE OF FUND
Return Before Taxes                     -15.88%        5.17%     9.65%
Return After Taxes on Distributions     -15.88%        5.17%     9.65%
Return After Taxes on Distributions      -9.67%        4.21%     8.04%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)

                                       ONE YEAR   LIFE OF FUND
Return Before Taxes                     -13.77%     -3.86%
Return After Taxes on Distributions     -13.77%     -3.86%
Return After Taxes on Distributions      -8.39%     -3.06%
and Sale of Fund Shares

RETURNS AT NET ASSET VALUE (NAV)(CLASS S)

                                       ONE YEARLIFE OF FUND
Return Before Taxes                     -14.30%     -2.86%
Return After Taxes on Distributions     -14.30%     -2.86%
Return After Taxes on Distributions      -8.74%     -2.28%
and Sale of Fund Shares

Class A and Class B commenced operations on 3/28/96; Class C on 8/2/96; Class Ion 7/2/99, and Class S on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater thanReturn After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. Returns are historical and are calculated by determining percentage change in net asset value with all distributions reinvested.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
--------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $4,732,218,303)      $5,146,935,457
Receivable for Fund shares sold                  903,901
--------------------------------------------------------
TOTAL ASSETS                              $5,147,839,358
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $   14,465,209
Payable to affiliate for distribution
   and service fees                              111,348
Payable to affiliate for Trustees' fees            1,013
Accrued expenses                               1,285,214
--------------------------------------------------------
TOTAL LIABILITIES                         $   15,862,784
--------------------------------------------------------
NET ASSETS                                $5,131,976,574
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $4,780,381,804
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                     (58,025,244)
Accumulated net investment loss               (5,097,140)
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                     414,717,154
--------------------------------------------------------
TOTAL                                     $5,131,976,574
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $1,258,498,610
SHARES OUTSTANDING                            67,093,212
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        18.76
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $18.76)      $        19.90
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $2,812,571,137
SHARES OUTSTANDING                           156,629,515
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        17.96
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $1,019,347,726
SHARES OUTSTANDING                            59,133,744
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        17.24
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $      643,903
SHARES OUTSTANDING                                72,409
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         8.89
--------------------------------------------------------
Class S Shares
--------------------------------------------------------
NET ASSETS                                $   40,915,198
SHARES OUTSTANDING                             2,175,151
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        18.81
--------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $397,429)            $  33,151,958
Interest allocated from Portfolio               922,813
Expenses allocated from Portfolio           (13,103,724)
-------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  20,971,047
-------------------------------------------------------

Expenses
-------------------------------------------------------
Trustees' fees and expenses               $       1,991
Distribution and service fees
   Class A                                    1,793,548
   Class B                                   15,910,003
   Class C                                    5,778,073
   Class S                                       45,972
Transfer and dividend disbursing agent
   fees                                       2,177,368
Printing and postage                            124,064
Registration fees                                65,105
Custodian fee                                    18,830
Legal and accounting services                    10,969
Miscellaneous                                   141,985
-------------------------------------------------------
TOTAL EXPENSES                            $  26,067,908
-------------------------------------------------------

NET INVESTMENT LOSS                       $  (5,096,861)
-------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 206,423,518
   Foreign currency transactions                 (1,510)
-------------------------------------------------------
NET REALIZED GAIN                         $ 206,422,008
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(877,810,304)
   Securities sold short                      1,677,358
   Foreign currency                              22,678
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(876,110,268)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(669,688,260)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(674,785,121)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (5,096,861) $     (17,616,457)
   Net realized gain (loss)                    206,422,008       (288,005,727)
   Net change in unrealized
      appreciation (depreciation)             (876,110,268)      (480,067,139)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $   (674,785,121) $    (785,689,323)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     31,250,300  $     308,737,223
      Class B                                   40,574,334        338,436,109
      Class C                                   26,040,156        211,153,206
      Class I                                       41,043            695,290
   Cost of shares redeemed
      Class A                                 (137,142,888)      (298,981,698)
      Class B                                 (236,989,852)      (468,391,271)
      Class C                                 (100,600,284)      (209,186,876)
      Class I                                      (37,406)          (368,870)
      Class S                                   (1,632,000)        (3,121,652)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $   (378,496,597) $    (121,028,539)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (1,053,281,718) $    (906,717,862)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $  6,185,258,292  $   7,091,976,154
-----------------------------------------------------------------------------
AT END OF PERIOD                          $  5,131,976,574  $   6,185,258,292
-----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     (5,097,140) $            (279)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------    PERIOD ENDED
                                  (UNAUDITED)            2001           2000           1999        DECEMBER 31, 1998(2)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   21.100       $   23.440     $   22.750     $   19.440             $ 17.150
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income(1)             $    0.039       $    0.062     $    0.083     $    0.101             $  0.017
Net realized and unrealized
   gain (loss)                           (2.379)          (2.402)         0.607          3.209                2.273
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $   (2.340)      $   (2.340)    $    0.690     $    3.310             $  2.290
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   18.760       $   21.100     $   23.440     $   22.750             $ 19.440
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (11.09)%          (9.98)%         3.03%         17.03%               13.35%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $1,258,499       $1,526,735     $1,698,289     $1,401,591             $852,967
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             0.79%(5)         0.79%          0.77%          0.68%                0.62%(5)
   Net investment income                   0.38%(5)         0.29%          0.35%          0.49%                0.56%(5)
Portfolio Turnover of the
   Portfolio                                 13%              18%            13%            11%                   3%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS A
                                ----------------

                                YEAR ENDED
                                OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of period                        $ 14.680
------------------------------
Income (loss) from operations
------------------------------
Net investment income(1)            $  0.099
Net realized and unrealized
   gain (loss)                         2.371
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $  2.470
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                           $ 17.150
------------------------------
TOTAL RETURN(3)                        16.83%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                  $689,283
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          0.67%
   Net investment income                0.59%
Portfolio Turnover of the
   Portfolio                              12%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS B
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------    PERIOD ENDED
                                  (UNAUDITED)            2001           2000           1999        DECEMBER 31, 1998(2)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   20.270       $   22.690     $   22.190     $   19.100            $   16.870
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)               $   (0.036)      $   (0.095)    $   (0.092)    $   (0.055)           $   (0.005)
Net realized and unrealized
   gain (loss)                           (2.274)          (2.325)         0.592          3.145                 2.235
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $   (2.310)      $   (2.420)    $    0.500     $    3.090            $    2.230
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   17.960       $   20.270     $   22.690     $   22.190            $   19.100
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (11.40)%         (10.67)%         2.25%         16.18%                13.22%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $2,812,571       $3,381,103     $3,951,916     $3,465,441            $2,196,794
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.54%(5)         1.54%          1.53%          1.45%                 1.37%(5)
   Net investment loss                    (0.37)%(5)       (0.46)%        (0.40)%        (0.28)%               (0.18)%(5)
Portfolio Turnover of the
   Portfolio                                 13%              18%            13%            11%                    3%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS B
                                ----------------

                                YEAR ENDED
                                OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of period                       $   14.550
------------------------------
Income (loss) from operations
------------------------------
Net investment loss(1)             $   (0.027)
Net realized and unrealized
   gain (loss)                          2.347
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $    2.320
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                          $   16.870
------------------------------
TOTAL RETURN(3)                         15.95%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                 $1,801,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.43%
   Net investment loss                  (0.16)%
Portfolio Turnover of the
   Portfolio                               12%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS C
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------    PERIOD ENDED
                                  (UNAUDITED)            2001           2000           1999        DECEMBER 31, 1998(2)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   19.460       $   21.800     $   21.320     $   18.380             $ 16.240
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)               $   (0.034)      $   (0.092)    $   (0.091)    $   (0.074)            $ (0.011)
Net realized and unrealized
   gain (loss)                           (2.186)          (2.248)         0.571          3.014                2.151
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $   (2.220)      $   (2.340)    $    0.480     $    2.940             $  2.140
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   17.240       $   19.460     $   21.800     $   21.320             $ 18.380
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (11.41)%         (10.73)%         2.25%         16.00%               13.18%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $1,019,348       $1,228,899     $1,384,535     $1,108,513             $647,241
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.54%(5)         1.54%          1.54%          1.56%                1.55%(5)
   Net investment loss                    (0.37)%(5)       (0.46)%        (0.41)%        (0.39)%              (0.37)%(5)
Portfolio Turnover of the
   Portfolio                                 13%              18%            13%            11%                   3%
---------------------------------------------------------------------------------------------------------------------------

                                    CLASS C
                                ----------------

                                YEAR ENDED
                                OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of period                        $ 14.030
------------------------------
Income (loss) from operations
------------------------------
Net investment loss(1)              $ (0.053)
Net realized and unrealized
   gain (loss)                         2.263
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $  2.210
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                           $ 16.240
------------------------------
TOTAL RETURN(3)                        15.75%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                  $522,877
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          1.59%
   Net investment loss                 (0.33)%
Portfolio Turnover of the
   Portfolio                              12%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS I
                                  ------------------------------------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------    PERIOD ENDED
                                  (UNAUDITED)            2001          2000       DECEMBER 31, 1999(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.990           $11.020       $10.670             $10.000
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income(1)              $ 0.031           $ 0.055       $ 0.068             $ 0.031
Net realized and unrealized
   gain (loss)                         (1.131)           (1.085)        0.282               0.639
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.100)          $(1.030)      $ 0.350             $ 0.670
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.890           $ 9.990       $11.020             $10.670
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (11.01)%           (9.35)%        3.28%               6.70%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   644           $   720       $   438             $    58
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.54%(5)          0.54%         0.54%               0.55%(5)
   Net investment income                 0.64%(5)          0.55%         0.61%               0.66%(5)
Portfolio Turnover of the
   Portfolio                               13%               18%           13%                 11%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 2, 1999 to December 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  CLASS S
                                  ------------------------------------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------    PERIOD ENDED
                                  (UNAUDITED)            2001          2000       DECEMBER 31, 1999(2)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $21.150           $23.470       $22.750             $21.000
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income(1)              $ 0.048           $ 0.090       $ 0.107             $ 0.067
Net realized and unrealized
   gain (loss)                         (2.388)           (2.410)        0.613               1.683
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(2.340)          $(2.320)      $ 0.720             $ 1.750
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $18.810           $21.150       $23.470             $22.750
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (11.06)%           (9.88)%        3.16%               8.33%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $40,915           $47,802       $56,798             $56,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.70%(5)          0.66%         0.67%               0.66%(5)
   Net investment income                 0.48%(5)          0.42%         0.45%               0.51%(5)
Portfolio Turnover of the
   Portfolio                               13%               18%           13%                 11%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 14, 1999 to December 31, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (31.1% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $202,752,207 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2009 ($149,077,591), December 31, 2007 ($25,656,203) and October 31, 2006 ($28,018,413). At
   December 31, 2001, net currency losses of $279, attributable to security transactions that occurred after October 31, 2001, are treated as arising as of the first day of the Fund's net taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS A                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                          1,514,116            14,284,905
    Redemptions                                   (6,791,075)          (14,355,963)
    --------------------------------------------------------------------------------
    NET DECREASE                                  (5,276,959)              (71,058)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS B                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                          2,046,768            16,085,157
    Redemptions                                  (12,207,479)          (23,441,451)
    --------------------------------------------------------------------------------
    NET DECREASE                                 (10,160,711)           (7,356,294)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS C                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                          1,372,628            10,291,902
    Redemptions                                   (5,389,053)          (10,660,187)
    --------------------------------------------------------------------------------
    NET DECREASE                                  (4,016,425)             (368,285)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS I                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                              4,176                67,966
    Redemptions                                       (3,803)              (35,666)
    --------------------------------------------------------------------------------
    NET INCREASE                                         373                32,300
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               JUNE 30, 2002         YEAR ENDED
    CLASS S                                     (UNAUDITED)      DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Redemptions                                      (85,319)             (159,751)
    --------------------------------------------------------------------------------
    NET DECREASE                                     (85,319)             (159,751)
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research, a subsidiary of EVM, to render investment advisory services. See
   Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $93,579 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5 Distribution and Service Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $11,932,502 and $4,333,555 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Plans were approximately $100,545,479 and $86,668,486 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2002, amounted to $1,793,548, $3,977,501, and $1,444,518 for Class A, Class B, and
   Class C shares, respectively.

   Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% (annualized) of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the six months ended June 30, 2002, in the amount of $45,972.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase or issuance. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $4,702,227 and $38,213 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $102,117,432 and $502,297,968, respectively, for the six months ended
   June 30, 2002.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.1%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Aerospace and Defense -- 2.9%
--------------------------------------------------------------
Boeing Company (The)             785,510       $    35,347,950
General Dynamics Corp.         2,355,000           250,454,250
Honeywell International,
Inc.                             292,998            10,322,320
Northrop Grumman Corp.         1,183,164           147,895,500
Raytheon Co., Class B            313,564            12,777,733
Rockwell Collins, Inc.           203,032             5,567,137
United Technologies Corp.        205,679            13,965,604
--------------------------------------------------------------
                                               $   476,330,494
--------------------------------------------------------------
Air Freight and Logistics -- 2.1%
--------------------------------------------------------------
FedEx Corporation              1,731,578       $    92,466,265
Fedex
Corporation(1)(2)(3)              75,000             4,004,433
Robinson (C.H.)
Worldwide, Inc.                1,228,749            41,199,954
United Parcel Service,
Inc. Class B                   3,287,038           202,974,596
--------------------------------------------------------------
                                               $   340,645,248
--------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------
Southwest Airlines Co.            69,221       $     1,118,611
--------------------------------------------------------------
                                               $     1,118,611
--------------------------------------------------------------
Auto Components -- 0.3%
--------------------------------------------------------------
Aftermarket Technology
Corp.(1)                          46,000       $       883,200
ArvinMeritor, Inc.                42,735             1,025,640
Borg-Warner Automotive,
Inc.                             210,466            12,156,516
Dana Corp.                        46,137               854,919
Delphi Automotive Systems
Corp.                              6,128                80,890
Federal Signal Corp.             283,471             6,803,304
Johnson Controls, Inc.           365,591            29,835,882
TRW, Inc.                          2,000               113,960
Visteon Corp.                     15,135               214,917
--------------------------------------------------------------
                                               $    51,969,228
--------------------------------------------------------------
Automobiles -- 0.1%
--------------------------------------------------------------
DaimlerChrysler AG(1)              7,000       $       337,610
Ford Motor Co.                   147,402             2,358,432
General Motors Corp.              13,596               726,706
Harley-Davidson, Inc.            114,700             5,880,669
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Automobiles (continued)
--------------------------------------------------------------
Honda Motor Co. Ltd. ADR          20,000       $       414,200
--------------------------------------------------------------
                                               $     9,717,617
--------------------------------------------------------------
Banks -- 8.9%
--------------------------------------------------------------
AmSouth Bancorporation         1,254,994       $    28,086,766
Associated Banc-Corp.            716,678            27,025,927
Bank of America Corp.          1,781,839           125,370,192
Bank of Hawaii Corp.              49,425             1,383,900
Bank of Montreal                 272,464             6,430,150
Bank of New York Co.,
Inc. (The)                       445,133            15,023,239
Bank One Corp.                 1,344,756            51,746,211
Banknorth Group, Inc.             65,720             1,710,034
BB&T Corp.                     1,133,402            43,749,317
Charter One Financial,
Inc.                             544,901            18,733,696
City National Corp.              130,000             6,987,500
Colonial Bancgroup, Inc.
(The)                            396,090             5,941,350
Comerica, Inc.                   222,464            13,659,290
Commerce Bancshares, Inc.        206,545             9,137,551
Community First
Bancshares, Inc.                 398,740            10,403,127
Compass Bancshares, Inc.         289,046             9,711,946
Credit Suisse Group(1)            55,136             1,747,268
Fifth Third Bancorp              818,148            54,529,564
Fifth Third Bancorp(2)(3)         81,626             5,439,602
First Citizens
BancShares, Inc.                  58,101             6,425,390
First Financial Bancorp.          49,909               976,719
First Midwest Bancorp,
Inc.                             639,273            17,759,004
First Midwest Bancorp,
Inc.(2)(3)                       176,056             4,890,143
First Tennessee National
Corp.                             56,255             2,154,566
FleetBoston Financial
Corp.                            907,655            29,362,639
Golden West Financial
Corp.                            121,800             8,377,404
GreenPoint Financial
Corp.                            620,983            30,490,265
GreenPoint Financial
Corp.(3)                         100,000             4,904,476
Hibernia Corp. Class A           165,893             3,283,022
Huntington Bancshares,
Inc.                             578,423            11,232,975
Investors Financial
Services Corp.                   475,402            15,944,983
Keycorp                          552,835            15,092,395
M&T Bank Corp.                    50,479             4,329,079
Marshall and Ilsley Corp.        185,774             5,745,990
Mellon Financial Corp.           221,912             6,974,694
National City Corp.            1,267,252            42,136,129
National Commerce
Financial Corp.                1,113,055            29,273,346
Northern Trust Corp.           1,681,188            74,073,143

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Banks (continued)
--------------------------------------------------------------
PNC Financial Services
Group, Inc.                      475,003       $    24,833,157
Popular, Inc.                        716                24,115
Regions Financial Corp.        1,582,082            55,610,182
Royal Bank of Canada             438,749            15,268,465
Royal Bank of Scotland
Group PLC                         52,322             1,484,114
Royal Bank of Scotland
Group PLC (A.V.S.)                50,837                63,378
S&T Bancorp, Inc.                100,000             2,700,000
Societe Generale, Class A        809,647            53,274,408
SouthTrust Corp.                 332,978             8,697,385
Southwest Bancorporation
of Texas, Inc.(1)                815,601            29,541,068
Sovereign Bancorporation,
Inc.                             149,713             2,238,209
SunTrust Banks, Inc.             367,921            24,915,610
Synovus Financial              1,303,564            35,874,081
TCF Financial Corp.              512,000            25,139,200
U.S. Bancorp                   4,372,106           102,088,675
Union Planters Corp.             725,968            23,499,584
Valley National Bancorp.         404,725            11,251,355
Wachovia Corp.                 1,578,495            60,266,939
Washington Mutual, Inc.        1,983,493            73,607,425
Wells Fargo & Co.              2,711,469           135,736,138
Westamerica
Bancorporation                   266,506            10,542,977
Whitney Holding Corp.            363,430            11,171,838
Zions Bancorporation             227,671            11,861,659
--------------------------------------------------------------
                                               $ 1,469,932,954
--------------------------------------------------------------
Beverages -- 3.7%
--------------------------------------------------------------
Anheuser-Busch
Companies., Inc.               2,287,679       $   114,383,950
Coca-Cola Company (The)        3,558,307           199,265,192
Coca-Cola Enterprises,
Inc.                             384,724             8,494,706
Panamerican Beverages,
Inc., Class A                     80,000             1,140,000
PepsiCo., Inc.                 5,932,892           285,965,394
--------------------------------------------------------------
                                               $   609,249,242
--------------------------------------------------------------
Biotechnology -- 0.9%
--------------------------------------------------------------
Amgen, Inc.(1)                 2,190,638       $    91,743,919
Applera Corp. - Celera
Genomics Group(1)                 47,100               565,200
Genzyme Corp. - General
Division(1)                    1,566,207            30,133,823
Genzyme Corp. - General
Division(1)(2)(3)                  9,605               184,774
Genzyme
Corporation-Biosurgery
Division(1)                       86,784               393,132
Gilead Sciences, Inc.(1)          77,490             2,547,871
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Biotechnology (continued)
--------------------------------------------------------------
Incyte Genomics, Inc.(1)       1,141,817       $     8,301,010
Invitrogen Corp.(1)              179,449             5,744,162
Vertex Pharmaceuticals,
Inc.(1)                           83,000             1,351,240
--------------------------------------------------------------
                                               $   140,965,131
--------------------------------------------------------------
Building Products -- 0.7%
--------------------------------------------------------------
American Standard
Companies, Inc.(1)               334,956       $    25,155,196
Masco Corp.                    3,395,436            92,050,270
--------------------------------------------------------------
                                               $   117,205,466
--------------------------------------------------------------
Chemicals -- 1.8%
--------------------------------------------------------------
Airgas, Inc.(1)                  481,479       $     8,329,587
Arch Chemicals, Inc.               4,950               122,265
Bayer AG ADR                      40,000             1,284,400
Dow Chemical Co. (The)         1,251,886            43,039,841
DuPont (E.I.) de Nemours
& Co.                          1,431,083            63,540,085
Eastman Chemical Co.                 148                 6,941
Ecolab, Inc.                   1,803,933            83,395,823
International Flavors &
Fragrances, Inc.                 148,101             4,811,801
MacDermid, Inc.                   61,937             1,331,645
Monsanto Co.                   1,010,000            17,978,000
Olin Corp.                         9,900               219,285
PPG Industries, Inc.              23,742             1,469,630
RPM, Inc.                        470,138             7,169,604
Sigma Aldrich Corp.              630,897            31,639,485
Solutia, Inc.                     99,629               699,396
Syngenta AG ADR(1)                10,030               121,965
Valspar Corp.                    818,316            36,938,784
--------------------------------------------------------------
                                               $   302,098,537
--------------------------------------------------------------
Commercial Services and Supplies -- 5.0%
--------------------------------------------------------------
Allied Waste Industries,
Inc.(1)                        1,675,000       $    16,080,000
Apollo Group, Inc.(1)              7,599               299,553
Arbitron, Inc.(1)                 36,200             1,129,440
Automatic Data
Processing, Inc.               3,847,523           167,559,627
Avery Dennison Corp.           1,432,004            89,858,251
Banta Corp.                       42,341             1,520,042
BISYS Group, Inc.
(The)(1)                         280,492             9,340,384
Block (H&R), Inc.                732,354            33,798,137
Bowne & Co., Inc.                172,640             2,544,714
Cendant Corp.(1)                 192,150             3,051,342

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------
Century Business
Services, Inc.(1)                400,000       $     1,303,600
Ceridian Corp.(1)                181,858             3,451,665
Certegy Inc.(1)                   42,862             1,590,609
Cintas Corp.                   1,076,611            53,216,882
Concord EFS, Inc.(1)             551,454            16,620,824
Consolidated Graphics,
Inc.(1)                           70,215             1,334,085
CSG Systems
International, Inc.(1)            41,116               786,960
Deluxe Corp.                      80,675             3,137,451
Donnelley (R.R.) & Sons
Co.                              200,521             5,524,354
DST Systems, Inc.(1)             391,034            17,874,164
eFunds Corp.(1)                   44,484               422,109
Equifax, Inc.                     85,724             2,314,548
First Data Corp.               4,857,740           180,707,928
Gevity HR, Inc.                   78,125               309,375
Harland (John H.) Co.             51,540             1,453,428
HON Industries, Inc.           1,270,418            34,580,778
Imagistics International
Inc.(1)                            2,482                53,289
Manpower, Inc.                   112,000             4,116,000
Miller (Herman) Inc.             577,903            11,731,431
Navigant Consulting,
Inc.(1)                          496,795             3,472,597
Navigant International,
Inc.(1)                           44,278               684,981
Newpark Resources,
Inc.(1)                           96,537               709,547
Paychex, Inc.                  1,358,634            42,511,658
Pitney Bowes, Inc.                77,782             3,089,501
ProQuest Company(1)              115,000             4,082,500
ServiceMaster Co.                939,332            12,887,635
Spherion Corp.(1)                 90,000             1,071,000
Steelcase, Inc., Class A         123,000             1,645,740
Sylvan Learning Systems,
Inc.(1)                          815,396            16,258,996
Valassis Communications,
Inc.(1)                          775,000            28,287,500
Viad Corp.                        40,314             1,048,164
Waste Management, Inc.         1,445,407            37,652,852
Workflow Management,
Inc.(1)                           59,037               201,375
--------------------------------------------------------------
                                               $   819,315,016
--------------------------------------------------------------
Communications Equipment -- 1.0%
--------------------------------------------------------------
3Com Corp.(1)                    873,949       $     3,845,377
ADC Telecommunications,
Inc.(1)                          483,104             1,106,308
Advanced Fibre
Communication, Inc.(1)            15,000               248,100
Alcatel S.A. ADR                  43,728               310,906
Avaya, Inc.(1)                    67,695               335,090
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------
CIENA Corp.(1)                   652,026       $     2,731,989
Cisco Systems, Inc.(1)         4,860,006            67,797,084
Comverse Technology,
Inc.(1)                          386,378             3,577,860
Corning, Inc.(1)                 705,943             2,506,098
Enterasys Networks,
Inc.(1)                           61,088               108,737
JDS Uniphase Corp.(1)            266,080               710,434
Lucent Technologies,
Inc.(1)                          924,352             1,534,424
McData Corp., Class A(1)          23,016               202,771
Motorola, Inc.                 1,613,514            23,266,872
Nokia Corp., Class A, ADR      2,534,884            36,705,120
Nortel Networks Corp.(1)       1,813,208             2,629,152
Qualcomm, Inc.(1)                344,112             9,459,639
Riverstone Networks,
Inc.(1)                           46,005               143,996
Telefonaktiebolaget LM
Ericsson, Class B ADR(1)         536,000               771,840
Tellabs, Inc.(1)                 118,404               734,105
--------------------------------------------------------------
                                               $   158,725,902
--------------------------------------------------------------
Computers and Peripherals -- 2.6%
--------------------------------------------------------------
Dell Computer Corp.(1)         3,630,589       $    94,903,596
EMC Corp.(1)                   1,075,543             8,120,350
Gateway, Inc.(1)                  99,407               441,367
Hewlett-Packard Co.            2,093,672            31,991,308
International Business
Machines Corp.                 1,410,752           101,574,144
Lexmark International,
Inc.(1)                        3,214,740           174,881,856
Network Appliance,
Inc.(1)                          488,000             6,070,720
Palm, Inc.(1)                  1,304,605             2,296,105
Sun Microsystems, Inc.(1)        537,670             2,693,727
--------------------------------------------------------------
                                               $   422,973,173
--------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------
Dycom Industries(1)              160,464       $     1,875,824
Jacobs Engineering Group,
Inc.(1)                          336,885            11,716,860
Salient 3 Communications,
Inc., Class A                     78,125                93,750
--------------------------------------------------------------
                                               $    13,686,434
--------------------------------------------------------------
Construction Materials -- 0.1%
--------------------------------------------------------------
CRH PLC                          329,450       $     5,476,291
Vulcan Materials Co.             136,109             5,961,574
--------------------------------------------------------------
                                               $    11,437,865
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------
Bemis Co., Inc.                  141,000       $     6,697,500
Caraustar Industries,
Inc.                             264,862             3,305,478
Sealed Air Corp.(1)              174,914             7,043,787
Sonoco Products Co.              160,690             4,550,741
Temple Inland, Inc.               12,632               730,888
--------------------------------------------------------------
                                               $    22,328,394
--------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------
MSC Industrial Direct
Co.(1)                             5,000       $        97,500
--------------------------------------------------------------
                                               $        97,500
--------------------------------------------------------------
Diversified Financials -- 6.0%
--------------------------------------------------------------
Affiliated Managers
Group, Inc.(1)                    13,680       $       841,320
American Express Co.           1,019,235            37,018,615
ANC Rental Corp.(1)(2)           689,786               124,161
Bear Stearns Companies,
Inc.                              16,237               993,704
Capital One Financial
Corp.                          1,291,889            78,869,823
Citigroup                      3,960,267           153,460,346
E*Trade Group, Inc.(1)           288,290             1,574,063
Fannie Mae                     1,037,100            76,486,125
Federated Investors, Inc.      1,634,947            56,520,118
Finova Group, Inc.(1)            175,587                18,437
FirstPlus Financial
Group, Inc.(1)                   120,000                 6,000
Franklin Resources, Inc.       2,015,104            85,924,035
Freddie Mac                      430,110            26,322,732
Goldman Sachs Group, Inc.          9,627               706,140
Household International,
Inc.                           1,477,666            73,440,000
ING Groep NV ADR                 210,570             5,354,795
J.P. Morgan Chase & Co.          421,490            14,296,941
Knight Trading Group,
Inc.(1)                        1,750,000             9,170,000
Legg Mason, Inc.                 217,641            10,738,407
Lehman Brothers Holdings,
Inc.                              30,756             1,922,865
MBNA Corporation                 131,157             4,337,362
MBNA Corporation(2)(3)           113,797             3,759,880
Merrill Lynch & Co., Inc.      2,203,238            89,231,139
Morgan Stanley Dean
Witter & Co.                   3,557,441           153,254,558
Nuveen (John) Co. (The),
Class A                          150,000             3,855,000
Providian Financial Corp.        673,416             3,959,686
Raymond James Financial,
Inc.                              28,225               803,566
Raymond James Financial,
Inc.(2)(3)                        70,000             1,991,106
Schwab (Charles) & Co.           864,540             9,682,848
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Diversified Financials (continued)
--------------------------------------------------------------
Schwab (Charles) &
Co.(2)(3)                        133,650       $     1,495,533
SLM Corp.                        601,833            58,317,618
State Street Corp.               328,000            14,661,600
Stilwell Financial, Inc.          95,458             1,737,336
T. Rowe Price Group, Inc.        137,827             4,531,752
Ubs AG-Registered
Foreign(1)                        32,525             1,622,672
Waddell & Reed Financial,
Inc., Class A                    150,751             3,455,213
--------------------------------------------------------------
                                               $   990,485,496
--------------------------------------------------------------
Diversified Telecommunication Services -- 1.2%
--------------------------------------------------------------
Alltel Corp.                   1,411,995       $    66,363,765
American Tower Corp.,
Class A(1)                        93,218               321,602
AT&T Corp.                     2,062,301            22,066,621
BCE, Inc.                      2,000,000            34,840,000
BellSouth Corp.                  151,811             4,782,046
Broadwing, Inc.(1)               764,587             1,987,926
Citizens Communications
Co.(1)                            59,563               497,947
Deutsche Telekom AG
ADR(1)                         1,684,272            15,680,572
Global Crossing Ltd.(1)          124,289                 6,090
ITC Deltacom, Inc.(1)          1,118,041                67,082
McLeodUSA, Inc,. Class A
Escrow(1)                      1,592,200                     0
McLeodUSA, Inc., Class
A(1)                              84,490                35,486
NTL, Inc.(1)                     400,390                12,812
PTEK Holdings, Inc.(1)            28,000               161,840
Qwest Communications
International(1)                  59,924               167,787
RSL Communications
Ltd.(1)                          747,161                 2,989
SBC Communications, Inc.       1,337,546            40,795,153
Sprint Corp.                     150,796             1,599,946
Talk America Holdings,
Inc.(1)                          247,376             1,021,663
Verizon Communications,
Inc.                             229,448             9,212,337
Williams Communications
Group, Inc.(1)                     4,086                    86
Worldcom, Inc. - MCI
Group                            105,035                 1,050
WorldCom, Inc. - Worldcom
Group(1)                       1,975,912                19,759
--------------------------------------------------------------
                                               $   199,644,559
--------------------------------------------------------------
Electric Utilities -- 0.3%
--------------------------------------------------------------
Ameren Corp.                       5,000       $       215,050
American Electric Power,
Inc.                                 960                38,419
Dominion Resources, Inc.         210,464            13,932,717
Exelon Corp.                     500,000            26,150,000
P G & E Corp.(1)                  47,705               853,442

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Electric Utilities (continued)
--------------------------------------------------------------
Teco Energy, Inc.                 40,000       $       990,000
TXU Corp.                        250,196            12,897,604
Wisconsin Energy Corp.             9,576               241,986
--------------------------------------------------------------
                                               $    55,319,218
--------------------------------------------------------------
Electrical Equipment -- 0.4%
--------------------------------------------------------------
American Power Conversion
Corp.(1)                          36,671       $       463,155
Baldor Electric Co.              149,060             3,756,312
Emerson Electric Co.             859,108            45,970,869
Energizer Holdings,
Inc.(1)                          141,781             3,887,635
Molex, Inc., Class A             112,582             3,088,124
Rockwell Automation Corp.        189,253             3,781,275
Tecumseh Products Co.,
Class A                          156,420             8,302,774
Thomas and Betts Corp.(1)        132,863             2,471,252
--------------------------------------------------------------
                                               $    71,721,396
--------------------------------------------------------------
Electronic Equipment and Instruments -- 0.6%
--------------------------------------------------------------
Agilent Technologies,
Inc.(1)                          917,248       $    21,692,915
Arrow Electronics,
Inc.(1)                            8,750               181,562
Flextronics International
Ltd.(1)                          194,816             1,389,038
Jabil Circuit, Inc.(1)         2,127,971            44,921,468
Millipore Corp.                  101,440             3,244,051
PerkinElmer, Inc.                300,081             3,315,895
Plexus Corp.(1)                  209,946             3,800,023
Roper Industries, Inc.            23,122               862,451
Sanmina-SCI Corp.(1)           1,186,972             7,489,793
Solectron Corp.(1)             1,818,848            11,185,915
Teledyne Technologies,
Inc.(1)                            6,117               126,928
Waters Corp.(1)                  198,320             5,295,144
X-Rite, Inc.                     385,272             3,313,339
--------------------------------------------------------------
                                               $   106,818,522
--------------------------------------------------------------
Energy Equipment and Services -- 1.8%
--------------------------------------------------------------
Baker Hughes, Inc.             1,820,182       $    60,593,859
Core Laboratories NV(1)          205,000             2,464,100
Grant Prideco, Inc.(1)           163,681             2,226,062
Halliburton Co.                2,804,383            44,701,865
Nabors Industries,
Ltd.(1)                          223,291             7,882,172
National-Oilwell, Inc.(1)        686,929            14,459,855
Noble Corp.(1)                   170,000             6,562,000
Patterson-UTI Energy,
Inc.(1)                           96,359             2,720,215
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Energy Equipment and Services (continued)
--------------------------------------------------------------
Schlumberger Ltd.              2,455,913       $   114,199,955
Smith International,
Inc.(1)                           70,000             4,773,300
Transocean Sedco Forex,
Inc.                              73,657             2,294,416
Weatherford International
Ltd.(1)                          663,681            28,671,019
--------------------------------------------------------------
                                               $   291,548,818
--------------------------------------------------------------
Food and Drug Retailing -- 2.0%
--------------------------------------------------------------
Albertson's, Inc.                841,692       $    25,637,938
Casey's General Stores,
Inc.                              91,201             1,098,060
CVS Corp.                        181,153             5,543,282
Kroger Co. (The)(1)              891,653            17,743,895
Safeway, Inc.(1)               2,100,097            61,301,831
Sysco Corp.                    6,787,311           184,750,605
Walgreen Co.                     649,143            25,076,394
Winn-Dixie Stores, Inc.          499,797             7,791,835
--------------------------------------------------------------
                                               $   328,943,840
--------------------------------------------------------------
Food Products -- 2.7%
--------------------------------------------------------------
Archer-Daniels-Midland
Co.                              234,652       $     3,001,199
Campbell Soup Co.              1,243,047            34,382,680
Conagra Foods, Inc.            1,544,015            42,692,015
Dean Foods Co.(1)                336,144            12,538,171
Flowers Foods, Inc.(1)           147,382             3,809,825
General Mills, Inc.              253,785            11,186,843
Heinz (H.J.) Co.                 191,876             7,886,104
Hershey Foods Corp.              743,633            46,477,062
JM Smucker Co.                    19,517               666,115
Kellogg Co.                       92,943             3,332,936
Kraft Foods, Inc.                387,000            15,847,650
McCormick & Co., Inc.            917,740            23,631,805
Riviana Foods, Inc.              250,000             6,339,750
Sara Lee Corp.                 5,072,279           104,691,839
Smithfield Foods, Inc.(1)      4,207,530            78,049,681
Tyson Foods, Inc.                405,548             6,290,049
Unilever ADR                     400,000            25,920,000
Wrigley (Wm.) Jr. Co.            387,221            21,432,682
--------------------------------------------------------------
                                               $   448,176,406
--------------------------------------------------------------
Gas Utilities -- 0.4%
--------------------------------------------------------------
El Paso Corporation              175,909       $     3,625,484
Enron Corp.                       17,000                 1,802

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Gas Utilities (continued)
--------------------------------------------------------------
Kinder Morgan, Inc.            1,788,072       $    67,982,497
National Fuel Gas Co.              4,000                90,040
--------------------------------------------------------------
                                               $    71,699,823
--------------------------------------------------------------
Health Care Equipment and Supplies -- 2.2%
--------------------------------------------------------------
Bausch & Lomb, Inc.              145,054       $     4,910,078
Baxter International,
Inc.                           3,363,912           149,525,888
Becton, Dickinson and Co.        255,921             8,816,478
Biomet, Inc.                     334,411             9,069,226
Biomet, Inc.(2)(3)                76,929             2,086,019
Boston Scientific
Corp.(1)                         544,685            15,970,164
Dentsply International,
Inc.                              11,325               418,006
Edwards Lifesciences
Corp.(1)                         295,314             6,851,285
Guidant Corp.(1)                  54,616             1,651,042
Hillenbrand Industries,
Inc.                             647,898            36,379,473
Lumenis Ltd.(1)                  112,000               415,520
Medtronic, Inc.                2,878,707           123,352,595
St. Jude Medical, Inc.(1)          5,007               369,767
Steris Corp.(1)                   45,046               860,829
VISX, Inc.(1)                     50,000               545,000
Zimmer Holdings, Inc.(1)         244,725             8,726,893
--------------------------------------------------------------
                                               $   369,948,263
--------------------------------------------------------------
Health Care Providers and Services -- 3.0%
--------------------------------------------------------------
Andrx Group(1)                   393,772       $    10,620,031
Beverly Enterprises,
Inc.(1)                          357,143             2,717,858
Cardinal Health, Inc.          1,997,294           122,653,825
Caremark Rx, Inc.(1)             217,696             3,591,984
CIGNA Corp.                       11,836             1,153,063
Covance, Inc.(1)                   8,750               164,062
FPA Medical Management,
Inc.(1)(2)                       315,000                    31
HCA - The Healthcare
Company                           53,484             2,540,490
Health Management
Associates, Inc., Class
A(1)                           1,936,833            39,027,185
HealthSouth Corp.(1)             319,506             4,086,482
IDX Systems Corp.(1)              60,000               781,200
IMS Health, Inc.                 498,012             8,939,315
Kindred Healthcare,
Inc.(1)                              128                 5,692
LabOne, Inc.(1)                   53,940             1,401,901
McKesson HBOC, Inc.               49,513             1,619,075
Pacificare Health
Systems, Inc.,
Class A(1)                           616                16,755
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Health Care Providers and Services (continued)
--------------------------------------------------------------
Parexel International
Corp.(1)                          35,000       $       486,850
PhyCor, Inc.(1)                  312,500                   937
Quest Diagnostics,
Inc.(1)                        1,081,250            93,041,562
Quintiles Transnational
Corp.(1)                         417,372             5,212,976
Renal Care Group, Inc.(1)        371,007            11,556,868
Response Oncology,
Inc.(1)                           44,761                    36
Schein (Henry), Corp.(1)       1,272,548            56,628,386
Service Corp.
International(1)                 145,389               702,229
Stewart Enterprises,
Inc.(1)                          114,000               726,180
Sunrise Assisted Living,
Inc.(1)                          185,669             4,975,929
Synavant, Inc.(1)                 24,900                35,109
Tenet Healthcare Corp.(1)        902,641            64,583,964
UnitedHealth Group, Inc.         270,704            24,782,951
Ventiv Health, Inc.(1)           160,833               453,549
Wellpoint Health
Networks, Inc.(1)                504,000            39,216,240
--------------------------------------------------------------
                                               $   501,722,715
--------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.5%
--------------------------------------------------------------
Brinker International,
Inc.(1)                          582,237       $    18,486,025
Carnival Corp.                   554,748            15,360,972
CBRL Group, Inc.                  62,047             1,893,674
Evans (Bob) Farms, Inc.           51,662             1,626,320
International Game
Technology(1)                    100,000             5,670,000
International Speedway
Corp., Class-A                   118,344             4,745,594
Jack in the Box, Inc.(1)         500,000            15,900,000
Lone Star Steakhouse and
Saloon, Inc.                     145,981             3,443,692
Marriott International,
Inc., Class A                    282,392            10,745,016
McDonald's Corp.               1,505,147            42,821,432
MGM Mirage, Inc.(1)               94,445             3,187,519
Outback Steakhouse,
Inc.(1)                        1,610,923            56,543,397
Papa John's
International, Inc.(1)           199,760             6,669,986
Royal Caribbean Cruises
Ltd.                             500,000             9,750,000
Sonic Corp.(1)                   106,510             3,345,479
Starbucks Corp.(1)             1,347,897            33,495,240
Yum! Brands, Inc.(1)             436,380            12,764,115
--------------------------------------------------------------
                                               $   246,448,461
--------------------------------------------------------------
Household Durables -- 0.6%
--------------------------------------------------------------
Blyth Industries, Inc.         1,113,157       $    34,752,762
Department 56, Inc.(1)           255,162             4,154,037
Fortune Brands, Inc.             142,143             7,960,008

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Household Durables (continued)
--------------------------------------------------------------
Helen of Troy Ltd.(1)             20,000       $       232,800
Interface, Inc.                  207,000             1,664,280
Interface, Inc.(2)                54,608               439,048
Leggett & Platt, Inc.          1,344,213            31,454,584
Maytag Corp.                      27,073             1,154,663
Newell Rubbermaid, Inc.          426,562            14,955,264
Snap-On, Inc.                     51,429             1,526,927
Water Pik Technologies,
Inc.(1)                            2,141                26,784
--------------------------------------------------------------
                                               $    98,321,157
--------------------------------------------------------------
Household Products -- 1.5%
--------------------------------------------------------------
Clorox Co.                        53,688       $     2,219,999
Colgate-Palmolive Co.            598,963            29,978,098
Kimberly-Clark Corp.           1,824,149           113,097,238
Pennzoil-Quaker State Co.         74,457             1,603,059
Procter & Gamble Co.           1,075,852            96,073,584
--------------------------------------------------------------
                                               $   242,971,978
--------------------------------------------------------------
Industrial Conglomerates -- 1.3%
--------------------------------------------------------------
3M Co.                           207,875       $    25,568,625
General Electric Co.           5,691,642           165,342,200
Teleflex, Inc.                    47,559             2,717,997
Tyco International Ltd.        1,520,147            20,537,186
--------------------------------------------------------------
                                               $   214,166,008
--------------------------------------------------------------
Insurance -- 6.8%
--------------------------------------------------------------
21st Century Insurance
Group                             70,700       $     1,343,300
Aegon, NV ADR                  2,823,510            57,458,428
Aflac Corp.                    1,259,807            40,313,824
Allmerica Financial Corp.          1,500                69,300
Allstate Corp. (The)              80,291             2,969,161
American International
Group, Inc.                    5,574,796           380,368,331
AON Corp.                        725,165            21,377,864
Axa ADR                          600,000            10,902,000
Berkshire Hathaway,
Inc.(1)                              304            20,307,200
Berkshire Hathaway, Inc.,
Class B(1)                        39,546            88,345,764
Chubb Corp.                      104,951             7,430,531
Commerce Group, Inc.             120,000             4,746,000
Delphi Financial Group,
Inc.                               6,448               279,521
Gallagher (A.J.) and Co.       1,079,696            37,411,466
Hartford Financial
Services Group                   135,448             8,055,093
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------
Jefferson-Pilot Corp.            165,173       $     7,763,131
Kansas City Life
Insurance Co.(1)                  70,800             2,737,836
Lincoln National Corp.            52,903             2,221,926
Manulife Financial Corp.          74,958             2,143,799
Marsh & McLennan Cos.,
Inc.                           2,002,416           193,433,386
Mercury General Corp.              2,000                97,000
MetLife, Inc.                  1,869,700            53,847,360
MGIC Investment Corp.            765,000            51,867,000
Old Republic
International Corp.               38,403             1,209,694
Progressive Corp.              1,792,950           103,722,158
Radian Group, Inc.                30,800             1,504,580
Safeco Corp.                      18,449               569,890
St. Paul Cos., Inc. (The)        323,841            12,603,892
Torchmark Corp.                  253,548             9,685,534
UICI(1)                          100,854             2,037,251
XL Capital Ltd., Class A          29,100             2,464,770
--------------------------------------------------------------
                                               $ 1,129,286,990
--------------------------------------------------------------
Internet and Catalog Retail -- 0.0%
--------------------------------------------------------------
School Specialty, Inc.(1)         49,197       $     1,306,672
--------------------------------------------------------------
                                               $     1,306,672
--------------------------------------------------------------
Internet Software and Services -- 0.1%
--------------------------------------------------------------
At Home Corp., Series
A(1)                             371,895       $           707
Check Point Software
Technologies Ltd.(1)             143,568             1,946,782
Retek, Inc.(1)                   524,930            12,755,799
--------------------------------------------------------------
                                               $    14,703,288
--------------------------------------------------------------
IT Consulting and Services -- 1.4%
--------------------------------------------------------------
Accenture Ltd., Class
A(1)                           1,838,000       $    34,922,000
Acxiom Corp.(1)                  579,019            10,127,042
Affiliated Computer
Services, Inc.(1)                200,654             9,527,052
Computer Sciences
Corp.(1)                       1,090,302            52,116,436
Edwards (J.D.) & Co.(1)          891,844            10,835,905
Electronic Data Systems
Corp.                            157,612             5,855,286
Gartner Group, Inc.(1)             4,811                48,591
Gartner Group, Inc.,
Class B(1)                        92,416               868,710
Keane, Inc.(1)                   164,553             2,040,457
Perot Systems Corp.(1)           747,730             8,142,780
Safeguard Scientifics,
Inc.(1)                           26,579                53,158
Sapient Corp.(1)                 877,185               929,816

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

IT Consulting and Services (continued)
--------------------------------------------------------------
SunGard Data Systems,
Inc.(1)                        3,801,824       $   100,672,300
--------------------------------------------------------------
                                               $   236,139,533
--------------------------------------------------------------
Leisure Equipment and Products -- 0.0%
--------------------------------------------------------------
Eastman Kodak Co.                156,267       $     4,558,308
Mattel, Inc.                      22,091               465,678
--------------------------------------------------------------
                                               $     5,023,986
--------------------------------------------------------------
Machinery -- 1.7%
--------------------------------------------------------------
Danaher Corp.                    300,000       $    19,905,000
Deere & Co.                    2,750,000           131,725,000
Dionex Corp.(1)                  362,140             9,701,731
Donaldson Co., Inc.               40,220             1,409,309
Dover Corp.                      610,289            21,360,115
Illinois Tool Works, Inc.        958,513            65,466,438
Nordson Corp.                    163,978             4,043,697
Paccar, Inc.                           1                    44
Pall Corp.                       112,333             2,330,910
Parker-Hannifin Corp.            130,198             6,222,162
Regal-Beloit Corp.                94,435             2,295,715
SPX Corp.(1)                      47,862             5,623,785
Wabtec                           232,061             3,306,869
--------------------------------------------------------------
                                               $   273,390,775
--------------------------------------------------------------
Media -- 5.8%
--------------------------------------------------------------
Advo, Inc.(1)                    610,078       $    23,225,669
AOL Time Warner, Inc.(1)       1,944,409            28,602,256
Belo (A.H.) Corp.                542,924            12,275,512
Cablevision Systems New
York Group(1)                    130,000             1,229,800
Cablevision
Systems-Rainbow
Media Group(1)                    65,000               568,750
Catalina Marketing
Corp.(1)                          89,203             2,517,309
Clear Channel
Communications, Inc.(1)          352,490            11,286,730
Comcast Corp., Class A(1)      1,099,177            26,204,380
Cox Communications, Inc.,
Class A(1)                       508,036            13,996,392
Disney (Walt) Co.              6,561,891           124,019,740
Dow Jones & Co., Inc.            376,300            18,231,735
E.W. Scripps Co., Class A         25,533             1,966,041
EchoStar Communications,
Class A(1)                        35,150               652,384
Entercom Communications
Corp.(1)                          20,000               918,000
Entercom Communications
Corp.(1)(3)                      200,000             9,168,219
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Media (continued)
--------------------------------------------------------------
Gannett Co., Inc.                708,627       $    53,784,789
Gaylord Entertainment
Co.(1)                           428,482             9,448,028
General Motors Corp.,
Class H(1)                     1,175,262            12,222,725
Harte-Hanks, Inc.                 65,780             1,351,779
Havas Advertising ADR          3,142,938            19,143,635
Interpublic Group Cos.,
Inc.                           3,470,261            85,923,662
Lamar Advertising Co.(1)         845,318            31,454,283
Liberty Media Corp.,
Class A(1)                     1,221,275            12,212,750
Liberty Media Corp.,
Class B(1)                        32,876               309,034
MacClatchy Co. (The),
Class A                           48,066             3,088,241
McGraw-Hill Companies,
Inc. (The)                     1,428,164            85,261,391
Meredith Corp.                   190,000             7,286,500
New York Times Co. (The),
Class A                          317,259            16,338,839
News Corporation Ltd.
(The), ADR                        93,965             1,855,809
Omnicom Group, Inc.            3,474,141           159,115,658
Publicis Groupe SA               368,212            10,152,590
Reuters Holdings PLC ADR         570,131            18,363,349
Shaw Communications Inc.,
Class B                           20,000               224,000
TMP Worldwide, Inc.(1)           304,426             6,545,159
Tribune Co.                       62,327             2,711,225
Univision Communications,
Inc.(1)                          963,184            30,243,978
Viacom, Inc., Class A(1)          29,774             1,323,752
Viacom, Inc., Class B(1)       2,139,534            94,931,124
Vivendi Universal ADR            490,725            10,550,588
Washington Post Co.
(The), Class B                     3,600             1,962,000
Westwood One, Inc.(1)            122,400             4,090,608
WPP Group PLC                    139,450             1,178,143
WPP Group PLC ADR                155,310             6,846,220
--------------------------------------------------------------
                                               $   962,782,776
--------------------------------------------------------------
Metals and Mining -- 0.6%
--------------------------------------------------------------
Alcoa, Inc.                    2,142,287       $    71,016,814
Allegheny Technologies,
Inc.                              21,408               338,246
Nucor Corp.                      239,966            15,607,389
Phelps Dodge Corp.                22,194               914,393
Steel Dynamics, Inc.(1)          311,800             5,135,346
Worthington Industries           147,466             2,669,135
--------------------------------------------------------------
                                               $    95,681,323
--------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.1%
--------------------------------------------------------------
AES Corp.(1)                   1,069,254       $     5,795,357

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Multi-Utilities and Unregulated Power (continued)
--------------------------------------------------------------
Duke Energy Corp.                 45,234       $     1,406,777
Dynegy, Inc.                      51,300               369,360
Dynegy, Inc.(2)(3)                63,525               457,255
Williams Cos., Inc. (The)        222,833             1,334,770
--------------------------------------------------------------
                                               $     9,363,519
--------------------------------------------------------------
Multiline Retail -- 3.1%
--------------------------------------------------------------
99 Cents Only Stores(1)        1,142,232       $    29,298,251
Costco Wholesale
Corporation(1)                    77,258             2,983,704
Dollar General Corp.             249,983             4,757,176
Dollar Tree Stores,
Inc.(1)                        1,104,929            43,545,252
Dollar Tree Stores,
Inc.(1)(3)                        30,000             1,180,970
Dollar Tree Stores,
Inc.(1)(3)                         5,000               196,797
Family Dollar Stores           2,618,411            92,298,988
Kohl's Corp.(1)                   49,500             3,468,960
May Department Stores Co.
(The)                            569,660            18,758,904
Neiman Marcus Group, Inc.
(The), Class B(1)                 27,117               875,337
Nordstrom, Inc.                   65,692             1,487,924
Penney (J.C.) Company,
Inc.                             806,643            17,762,279
Sears Roebuck & Co.               15,750               855,225
Target Corporation             2,853,362           108,713,092
Wal-Mart Stores, Inc.          3,354,055           184,506,566
Wal-Mart Stores,
Inc.(2)(3)                        40,000             2,198,420
--------------------------------------------------------------
                                               $   512,887,845
--------------------------------------------------------------
Office Electronics -- 0.0%
--------------------------------------------------------------
Ikon Office Solutions,
Inc.                              99,415       $       934,501
Xerox Corp.(1)                    20,000               139,400
Zebra Technologies
Corp.(1)                           6,000               289,320
--------------------------------------------------------------
                                               $     1,363,221
--------------------------------------------------------------
Oil and Gas -- 4.8%
--------------------------------------------------------------
Anadarko Petroleum Corp.       3,361,941       $   165,743,691
Apache Corp.                     986,372            56,696,663
Ashland, Inc.                    115,544             4,679,532
BP Amoco PLC ADR               2,388,607           120,600,767
Burlington Resources,
Inc.                             928,629            35,287,902
ChevronTexaco Corp.            1,802,697           159,538,685
Conoco, Inc.                      28,214               784,349
Devon Energy Corp.               724,853            35,720,756
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Oil and Gas (continued)
--------------------------------------------------------------
Exxon Mobil Corp.              3,840,820       $   157,166,354
Kerr - McGee Corp.               267,327            14,315,361
Marathon Oil Corp.               350,000             9,492,000
Murphy Oil Corp.                  29,700             2,450,250
Newfield Exploration
Co.(1)                            60,000             2,230,200
Ocean Energy Inc.                900,000            19,503,000
Phillips Petroleum Co.           173,765            10,231,283
Royal Dutch Petroleum Co.         84,624             4,677,168
Syntroleum Corp.(1)                2,735                 7,877
Valero Energy Corp.               51,510             1,927,504
--------------------------------------------------------------
                                               $   801,053,342
--------------------------------------------------------------
Paper and Forest Products -- 0.2%
--------------------------------------------------------------
Georgia-Pacific Corp. -
G-P Group                        647,827       $    15,923,588
International Paper Co.          219,061             9,546,678
Louisiana Pacific Corp.           70,750               749,243
MeadWestvaco Corp.                84,358             2,831,054
Weyerhaeuser Co.                 119,608             7,636,971
--------------------------------------------------------------
                                               $    36,687,534
--------------------------------------------------------------
Personal Products -- 1.0%
--------------------------------------------------------------
Avon Products, Inc.              134,700       $     7,036,728
Gillette Co.                   2,649,179            89,727,693
Lauder (Estee) Companies,
Inc.                           2,092,312            73,649,382
--------------------------------------------------------------
                                               $   170,413,803
--------------------------------------------------------------
Pharmaceuticals -- 8.0%
--------------------------------------------------------------
Abbott Laboratories            5,198,183       $   195,711,590
Allergan, Inc.                    34,340             2,292,195
AstraZeneca PLC ADR              180,720             7,409,520
Biovail Corp.(1)               1,300,000            37,648,000
Bristol-Myers Squibb Co.       2,661,521            68,401,090
Elan Corp., PLC ADR(1)           558,536             3,055,192
Forest Laboratories,
Inc.(1)                          328,400            23,250,720
GlaxoSmithKline PLC ADR          354,567            15,296,020
Johnson & Johnson Co.          5,073,586           265,145,604
King Pharmaceuticals,
Inc.(1)                        2,085,117            46,393,853
Lilly (Eli) & Co.              2,063,666           116,390,762
Merck & Co., Inc.              1,783,422            90,312,490
Mylan Laboratories               653,037            20,472,710
Novo Nordisk ADR                 292,277             9,615,913

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Pharmaceuticals (continued)
--------------------------------------------------------------
Pfizer, Inc.                   5,697,498       $   199,412,430
Pharmacia Corp.                1,213,374            45,440,856
Schering-Plough Corp.          1,815,246            44,655,052
Sepracor, Inc.(1)                384,000             3,667,200
Teva Pharmaceutical
Industries Ltd.                  300,000            20,034,000
Watson Pharmaceuticals,
Inc.(1)                        1,236,816            31,254,340
Wyeth Corp.                    1,623,770            83,137,024
--------------------------------------------------------------
                                               $ 1,328,996,561
--------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------
Avalonbay Communities,
Inc.                              55,000       $     2,568,500
Catellus Development
Corp.(1)                         415,722             8,489,043
Equity Office Properties
Trust                              2,812                84,641
Jones Lang Lasalle,
Inc.(1)                          154,567             3,817,805
Plum Creek Timber Co.,
Inc.                             417,984            12,832,109
Rouse Co. (The)                   14,352               473,616
Trammell Crow Co.(1)             876,098            12,659,616
--------------------------------------------------------------
                                               $    40,925,330
--------------------------------------------------------------
Road and Rail -- 0.2%
--------------------------------------------------------------
Burlington Northern Santa
Fe Corp.                         218,687       $     6,560,610
CSX Corp.                         36,496             1,279,185
Florida East Coast
Industries, Inc.                 122,888             3,109,066
Heartland Express,
Inc.(1)                          399,476             9,559,461
Kansas City Southern
Industrials, Inc.(1)              15,215               258,655
Norfolk Southern Corp.               390                 9,118
Union Pacific Corp.               92,156             5,831,632
--------------------------------------------------------------
                                               $    26,607,727
--------------------------------------------------------------
Semiconductor Equipment and Products -- 2.0%
--------------------------------------------------------------
Agere Systems, Inc.(1)            10,078       $        14,109
Agere Systems, Inc.,
Class B(1)                       247,370               371,055
Altera Corp.(1)                   80,516             1,095,018
Analog Devices, Inc.(1)        1,703,380            50,590,386
Applied Materials,
Inc.(1)                          178,424             3,393,624
Broadcom Corp., Class
A(1)                             234,000             4,104,360
Conexant Systems(1)              260,075               421,322
Cypress Semiconductor
Corporation(1)                   227,742             3,457,124
Intel Corp.                    7,080,999           129,369,852
Intel Corp.(2)(3)                500,000             9,130,433
Intel Corp.(3)                   250,000             4,562,362
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Semiconductor Equipment and Products (continued)
--------------------------------------------------------------
KLA-Tencor Corp.(1)              101,498       $     4,464,897
KLA-Tencor Corp.(1)(3)            35,000             1,537,674
Lam Research Corp.(1)            151,152             2,717,713
Linear Technologies Corp.        251,256             7,896,976
LSI Logic Corp.(1)               132,810             1,162,088
Maxim Integrated Products
Co.(1)                           274,351            10,515,874
Mykrolis Corp.(1)                 68,655               810,816
Skyworks Solutions,
Inc.(1)                          151,361               840,055
SpeedFam-IPEC, Inc.(1)           221,000             1,158,040
Teradyne, Inc.(1)                 27,996               657,906
Texas Instruments, Inc.        3,631,242            86,060,435
Ultratech Stepper,
Inc.(1)                          118,599             1,920,118
Xilinx, Inc.(1)                   68,518             1,536,859
--------------------------------------------------------------
                                               $   327,789,096
--------------------------------------------------------------
Software -- 2.1%
--------------------------------------------------------------
Adobe Systems, Inc.              231,936       $     6,610,176
Ascential Software
Corp.(1)                           6,127                17,094
BMC Software, Inc.(1)             35,000               581,000
Cadence Design Systems,
Inc.(1)                          956,000            15,410,720
Cognos, Inc.(1)                   77,000             1,708,630
Computer Associates
International, Inc.               32,395               514,757
Compuware Corp.(1)               153,744               933,226
Fair, Isaac and Co., Inc.        537,363            17,663,122
Henry (Jack) & Associates        201,006             3,354,790
HNC Software, Inc.(1)            412,994             6,897,000
I2 Technologies, Inc.(1)         233,752               345,953
Intuit, Inc.(1)                2,257,278           112,231,862
Microsoft Corp.(1)             2,329,255           127,410,249
National Instruments
Corp.(1)                         466,603            15,192,594
Oracle Corp.(1)                  785,055             7,434,471
Parametric Technology
Corp.(1)                          94,600               324,478
PeopleSoft, Inc.(1)              414,478             6,167,433
Reynolds & Reynolds,
Inc., Class A                    451,043            12,606,652
Siebel Systems, Inc.(1)        1,216,472            17,298,232
Veritas Software Corp.(1)         88,142             1,744,330
Wind River Systems,
Inc.(1)                          111,410               558,164
--------------------------------------------------------------
                                               $   355,004,933
--------------------------------------------------------------
Specialty Retail -- 4.8%
--------------------------------------------------------------
Abercrombie & Fitch Co.,
Class A(1)                        10,900       $       262,908

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Specialty Retail (continued)
--------------------------------------------------------------
AutoNation, Inc.(1)            4,553,957       $    66,032,377
Best Buy Co., Inc.(1)            683,610            24,815,043
Burlington Coat Factory
Warehouse Corp.                  628,228            13,349,845
Circuit City
Stores-Circuit City Group        216,000             4,050,000
Gap, Inc. (The)                   21,812               309,730
Home Depot, Inc. (The)         5,764,332           211,723,914
Limited, Inc. (The)            1,002,748            21,358,532
Lowe's Companies               5,742,549           260,711,725
Office Depot, Inc.(1)            270,021             4,536,353
OfficeMax, Inc.(1)               912,117             5,372,369
Payless Shoesource,
Inc.(1)                            7,700               443,905
Pep Boys - Manny, Moe &
Jack (The)                        97,976             1,650,896
Pier 1 Imports, Inc.             300,000             6,300,000
RadioShack Corporation           643,906            19,355,814
Sherwin-Williams Co.
(The)                             80,069             2,396,465
Staples, Inc.(1)               4,692,500            92,442,250
Tiffany and Co.                   88,000             3,097,600
TJX Companies, Inc. (The)      2,000,000            39,220,000
Too, Inc.(1)                      39,087             1,203,880
United Rentals, Inc.(1)          483,278            10,535,460
--------------------------------------------------------------
                                               $   789,169,066
--------------------------------------------------------------
Textiles, Apparel and Luxury Goods -- 0.1%
--------------------------------------------------------------
Coach, Inc.(1)                    91,430       $     5,019,507
Nike Inc., Class B                53,322             2,860,725
Unifi, Inc.(1)                    51,208               558,167
--------------------------------------------------------------
                                               $     8,438,399
--------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------
Philip Morris Co., Inc.          451,381       $    19,716,322
UST, Inc.                            439                14,926
--------------------------------------------------------------
                                               $    19,731,248
--------------------------------------------------------------
Trading Companies and Distributors -- 0.1%
--------------------------------------------------------------
Genuine Parts Co.                326,715       $    11,392,552
--------------------------------------------------------------
                                               $    11,392,552
--------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------
American Water Works Co.          76,604       $     3,310,059
--------------------------------------------------------------
                                               $     3,310,059
--------------------------------------------------------------
SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
--------------------------------------------------------------
AT&T Wireless Services,
Inc.(1)                        1,585,057       $     9,272,583
Nextel Communications,
Inc., Class A(1)                 104,704               336,100
Sprint Corp., PCS
Group(1)                          19,754                88,300
Telephone & Data Systems,
Inc.                              84,707             5,129,009
Vodafone Group PLC ADR            48,687               664,578
--------------------------------------------------------------
                                               $    15,490,570
--------------------------------------------------------------
Total Common Stocks
   (identified cost $15,254,625,189)           $16,382,673,620
--------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Gas Utilities -- 0.0%
--------------------------------------------------------------
Enron Corp.(1)(2)(3)               3,663       $        10,600
Enron Corp.(1)                     7,387                21,380
--------------------------------------------------------------
                                               $        31,980
--------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $16,637,836)               $        31,980
--------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------
Wachovia Corp. (Dividend
Equalization Preferred
Shares)(1)(2)                    166,518       $        58,281
--------------------------------------------------------------
                                               $        58,281
--------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                   $        58,281
--------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------
Bank United Corp.
(Litigation Contingent
Payment Rights)(1)               102,072       $         9,186
--------------------------------------------------------------
                                               $         9,186
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------
Seagate Technology, Inc.
(Tax Refund Rights)(1)           197,392       $             0
--------------------------------------------------------------
                                               $             0
--------------------------------------------------------------
Total Rights
   (identified cost $50,596)                   $         9,186
--------------------------------------------------------------

COMMERCIAL PAPER -- 0.3%

                               PRINCIPAL
                               AMOUNT
SECURITY                       (000'S OMITTED)      VALUE
-------------------------------------------------------------------
American Express Credit
Corp., 1.75%, 7/10/02             $  25,936         $    25,924,653
CXC Inc., 1.97%, 7/1/02               3,650               3,650,000
Household Finance Corp.,
1.75%, 7/15/02                       25,936              25,918,349
-------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $55,493,002)                 $    55,493,002
-------------------------------------------------------------------
Total Investments -- 99.5%
   (identified cost $15,326,846,030)                $16,438,266,069
-------------------------------------------------------------------

SECURITIES SOLD SHORT -- -0.2%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Kinder Morgan, Inc.            1,000,000       $   (38,020,000)
--------------------------------------------------------------
Total Securities Sold Short
   (proceeds $42,473,701)                      $   (38,020,000)
--------------------------------------------------------------
Other Assets, Less Liabilities
   excluding securities sold short --
0.8%                                           $   124,962,884
--------------------------------------------------------------
Net Assets -- 100.0%                           $16,525,208,953
--------------------------------------------------------------

ADR American Depositary Receipt

(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Security restricted from resale for a period not exceeding two years. At June 30, 2002, the value of these securities totaled $57,198,695 or 0.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $15,326,846,030)     $16,438,266,069
Cash                                            1,114,943
Deposits with brokers for securities
   sold short                                  42,473,701
Receivable for investments sold               195,607,147
Dividends and interest receivable              18,531,823
Tax reclaim receivable                            414,990
Other assets                                      102,422
---------------------------------------------------------
TOTAL ASSETS                              $16,696,511,095
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $   132,919,726
Securities sold short, at value
   (proceeds received $42,473,701)             38,020,000
Payable for dividends on securities sold
   short                                           50,000
Payable to affiliate for Trustees' fees             7,441
Accrued expenses                                  304,975
---------------------------------------------------------
TOTAL LIABILITIES                         $   171,302,142
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,525,208,953
---------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,409,283,204
Net unrealized appreciation (computed on
   the basis of identified cost)            1,115,925,749
---------------------------------------------------------
TOTAL                                     $16,525,208,953
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $1,232,523)                            $   101,932,385
Interest                                        2,856,932
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   104,789,317
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    38,983,369
Trustees' fees and expenses                        14,643
Custodian fee                                   1,037,269
Dividends on securities sold short                 50,000
Legal and accounting services                      49,805
Miscellaneous                                      97,767
---------------------------------------------------------
TOTAL EXPENSES                            $    40,232,853
---------------------------------------------------------

NET INVESTMENT INCOME                     $    64,556,464
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (198,384,045)
   Foreign currency transactions                   (4,554)
---------------------------------------------------------
NET REALIZED LOSS                         $  (198,388,599)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,925,553,018)
   Securities sold short                        4,453,701
   Foreign currency                                51,489
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,921,047,828)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,119,436,427)
---------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(2,054,879,963)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002      YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      64,556,464  $     113,393,699
   Net realized loss                           (198,388,599)      (360,120,300)
   Net change in unrealized appreciation
      (depreciation)                         (1,921,047,828)    (1,605,211,090)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $  (2,054,879,963) $  (1,851,937,691)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   1,424,365,533  $   3,921,075,957
   Withdrawals                               (1,180,141,597)    (2,118,342,171)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     244,223,936  $   1,802,733,786
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (1,810,656,027) $     (49,203,905)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  18,335,864,980  $  18,385,068,885
------------------------------------------------------------------------------
AT END OF PERIOD                          $  16,525,208,953  $  18,335,864,980
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                    SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2002      ------------------------------------------------------
                                    (UNAUDITED)              2001               2000               1999
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                                   0.45%(2)            0.45%              0.45%              0.46%
   Net investment income                      0.72%(2)            0.64%              0.67%              0.72%
Portfolio Turnover                              13%                 18%                13%                11%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                             (10.94)%             (9.67)%               --                 --
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $   16,525,209     $    18,335,865    $    18,385,069    $    15,114,649
-------------------------------------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                    PERIOD ENDED           ---------------------------------
                                    DECEMBER 31, 1998(1)        1998              1997
----------------------------------
Ratios/Supplemental Data
----------------------------------
Ratios (As a percentage of average
   assets):
   Expenses                                       0.48%(2)           0.50%              0.56%
   Net investment income                          0.72%(2)           0.78%              0.81%
Portfolio Turnover                                   3%                12%                14%
----------------------------------
TOTAL RETURN(3)                                     --                 --                 --
----------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $     8,704,859     $    6,985,678    $     2,871,446
----------------------------------

(1)      For the two-month period ended December 31, 1998.
(2)      Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the adviser fee was 0.44% (annualized) of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, aggregated $2,287,175,308 and $2,293,751,837, respectively. In addition, investments having an aggregate market value of $388,272,816 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2002, investors contributed securities with a value of $620,404,330.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 6,044,956,724
    ---------------------------------------------------------
    Gross unrealized appreciation             $10,455,054,904
    Gross unrealized depreciation                 (61,745,559)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $10,393,309,345
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2002.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

7 Restricted Securities
-------------------------------------------
   At June 30, 2002, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                             DATE OF
    DESCRIPTION            ACQUISITION    SHARES       COST       FAIR VALUE
    -------------------------------------------------------------------------
    COMMON STOCKS
    -------------------------------------------------------------------------
    Biomet, Inc.             7/26/01       76,929   $ 2,500,038   $ 2,086,019
    Dollar Tree
     Stores, Inc.            3/19/02       30,000     1,001,995     1,180,970
    Dollar Tree
     Stores, Inc.            5/22/02        5,000       192,081       196,797
    Dynegy, Inc.            11/29/00       63,525     3,108,056       457,255
    Entercom
     Communications Corp.    5/22/02      200,000    10,415,398     9,168,219
    Fedex Corporation        7/26/01       75,000     3,041,321     4,004,433
    Fifth Third Bancorp      7/26/01       81,626     5,000,057     5,439,602
    First Midwest
     Bancorp, Inc.           7/26/01      176,056     4,429,075     4,890,143
    Genzyme Corp. -
     General Division        7/26/01        9,605       500,049       184,774
    GreenPoint Financial
     Corp.                   3/19/02      100,000     4,536,185     4,904,476
    Intel Corp.              10/4/01      500,000    10,599,077     9,130,432
    Intel Corp.              3/19/02      250,000     7,893,142     4,562,362
    KLA-Tencor Corp.         5/22/02       35,000     2,046,381     1,537,674
    MBNA Corporation        12/18/01      113,797     3,762,173     3,759,880
    Raymond James
     Financial, Inc.        12/18/01       70,000     2,322,612     1,991,106
    Schwab (Charles) &
     Co.                    12/18/01      133,650     2,027,823     1,495,533
    Wal-Mart
     Stores, Inc.           12/18/01       40,000     2,229,979     2,198,420
    -------------------------------------------------------------------------
                                                    $65,605,442   $57,188,095
    -------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS
    -------------------------------------------------------------------------
    Enron Corp.              7/26/01        3,663   $ 4,489,010   $    10,600
    -------------------------------------------------------------------------
                                                    $ 4,489,010   $    10,600
    -------------------------------------------------------------------------

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Susan Schiff
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116


TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122


EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:

1-800-262-1122



EATON VANCE TAX-MANAGED GROWTH FUND 1.1
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

1096-8/02                                                              TGSRC1.1